Consolidated Condensed Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net Loss	$ (597,314)	$ (1,580,376)	$ (5,903,460)	$ (5,947,712)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and Amortization	45,735	54,900	219,552	220,201
Stock Based Compensation	46,254	11,202	22,947	34,809
Amortization of Debt Discount and Beneficial Conversion Charge	0	136,913	740,603	132,662
Non-cash Interest expense related to Notes Payable	0	0	847,082	562,767
Loss on Sale of Research and Development Inventory	0	605,297	1,934,630	0
Loss on Disposal of Equipment			945	0
Changes in operating assets and liabilities
(Increase) Decrease in Inventories	(27,943)	131,500	308,480	(232,821)
Increase in accounts receivable	0	(73,890)	0	0
(Decrease) Increase in Prepaid Expenses	(369,217)	(13,995)	5,537	15,660
Decrease in other assets	0	90,000	0	0
Decrease in Restricted Cash	0	0	90,000	0
(Decrease) increase in Accounts Payable	(794,562)	8,017	40,160	553,418
(Decrease) increase in Accrued Expenses	(298,064)	11,342	284,526	(129,791)
Increase in accrued interest	1,959	176,548	0	0
Decrease in Deferred Rent Liability	(5,547)	(2,577)	(22,190)	(22,191)
Net Cash Used in Operating Activities	(1,998,699)	(445,119)	(1,431,188)	(4,812,998)
Cash Flows from Investing Activities
Purchase of Equipment	0	0	270	3,183
Net Cash Used in Investing Activities	0	0	270	3,183
Cash Flows from Financing Activities
Proceeds from issuance of common stock, net of note payable conversion	17,287,288	0	0	0
Proceeds from Convertible Notes Payable	0	300,000	1,500,000	2,300,000
Repayments on Notes Payable	(200,000)	0	(200,000)	0
Payment of equity issuance costs	(933,957)	0	0	0
Payments of Leasehold Improvement Loan	(2,575)	(2,354)	(9,742)	(8,906)
Net Cash Provided by Financing Activities	16,150,756	297,646	1,290,258	2,291,094
Net Decrease in Cash and Cash Equivalents	14,152,057	(147,473)	(141,200)	(2,525,087)
Cash and Cash Equivalents, Beginning of period	14,239,828	81,497	87,771	228,971
Cash and Cash Equivalents, End of period	14,239,828	81,497	87,771	228,971
SUPPLEMENTAL INFORMATION:
Interest paid	3,820	2,677	15,273	10,564
NON-CASH FINANCING ACTIVITIES:
Preferred stock issued upon note payable and interest conversion	0	0	9,636,603	0
Issuance of commmon stock through the cashless exercise of warrants		0	57	0
Conversion of notes payable and accrued interest into common stock	262,740	0	0	0
Reclassification of equity issuance costs to additional paid-in capital	421,077	0	0	0
Accrued equity issuance costs	0	0	421,077	0
Stock issued to shell company	$ 53	$ 0	$ 0	$ 0